PROPERTY, EQUIPMENT AND SOFTWARE, NET	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY, EQUIPMENT AND SOFTWARE, NET

6. PROPERTY, EQUIPMENT AND SOFTWARE, NET

Property, equipment and software consisted of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Electronic equipment	196,173	99,345
Building	491,082	491,082
Leasehold improvement	81,377	76,522
Furniture and office equipment	11,975	2,659
Software	12,697	17,002
Construction in progress	10,182	870
Total	803,486	687,480
Less: Accumulated depreciation	(123,168)	(135,448)
Accumulated impairment loss	(309)	—
	680,009	552,032

Depreciation expenses were RMB55,751, RMB108,446 and RMB68,807 for the years ended December 31, 2020, 2021 and 2022, respectively.

As a result of the New Regulations and the Business Restructuring, the Group performed an impairment assessment on property, equipment and software in 2021 and reduces the carrying value of the property and equipment related to compulsory education academic subject tutoring services to its estimated fair value based on market approach. The Group recorded impairment losses on property, equipment and software amounted to nil, RMB28,918 and nil during the years ended December 31, 2020, 2021 and 2022, respectively.